AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus dated May 1, 2015, as amended

(“Prospectus”), of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund,

AQR Global Macro Fund, AQR Long-Short Equity Fund and AQR Multi-Strategy

Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016:

●	the sub-section entitled “AQR Diversified Arbitrage Fund—Portfolio Managers” on page 7 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Jacques A. Friedman, M.S.	March 16, 2016	Principal of the Adviser

Ronen Israel, M.A.	January 15, 2009	Principal of the Adviser

Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser

Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser

●	the sub-section entitled “AQR Equity Market Neutral Fund—Portfolio Managers” on page 13 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

Andrea Frazzini, Ph.D., M.S.	October 7, 2014	Principal of the Adviser

Jacques A. Friedman, M.S.	October 7, 2014	Principal of the Adviser

Ronen Israel, M.A.	March 16, 2016	Principal of the Adviser

1

●	the sub-section entitled “AQR Global Macro Fund—Portfolio Managers” on page 21 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser

Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser

Jordan Brooks, Ph.D., M.A.	April 8, 2014	Managing Director of the Adviser

David Kupersmith, M.B.A.	April 8, 2014	Managing Director of the Adviser

●	the sub-section entitled “AQR Long-Short Equity Fund—Portfolio Managers” on page 27 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

Andrea Frazzini, Ph.D., M.S.	July 16, 2013	Principal of the Adviser

Jacques A. Friedman, M.S.	July 16, 2013	Principal of the Adviser

Hoon Kim, Ph.D., M.B.A., CFA	March 16, 2016	Principal of the Adviser

●	the sub-section entitled “AQR Multi-Strategy Alternative Fund—Portfolio Managers” on page 50 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Of the Adviser
John M. Liew, Ph.D., M.B.A.	July 18, 2011	Founding Principal of the Adviser

Jacques A. Friedman, M.S.	July 18, 2011	Principal of the Adviser

Ronen Israel, M.A.	July 18, 2011	Principal of the Adviser

Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser

Of the Sub-Adviser
Mark L. Mitchell, Ph.D.	July 18, 2011	Principal of the Sub-Adviser

Todd C. Pulvino, Ph.D., A.M., M.S.	July 18, 2011	Principal of the Sub-Adviser

2

●	the section entitled “Portfolio Managers of the Adviser” beginning on page 148 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Fund	Portfolio Managers

AQR Diversified Arbitrage Fund	Jacques A. Friedman, M.S.
Ronen Israel, M.A.

AQR Equity Market Neutral Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.

AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Michael Katz, Ph.D., A.M.
Jordan Brooks, Ph.D., M.A.
David Kupersmith, M.B.A.

AQR Long-Short Equity Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Hoon Kim, Ph.D., M.B.A., CFA

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Yao Hua Ooi
Ari Levine, M.S.

AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Yao Hua Ooi
Ari Levine, M.S.

AQR Multi-Strategy Alternative Fund	John M. Liew, Ph.D., M.B.A.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.

AQR Risk-Balanced Commodities Strategy Fund	Brian K. Hurst
Yao Hua Ooi
Ari Levine, M.S.

AQR Risk Parity Fund	John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Michael A. Mendelson, M.B.A., S.M.
Yao Hua Ooi
John J. Huss

3

Fund	Portfolio Managers

AQR Risk Parity II MV Fund	John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Michael A. Mendelson, M.B.A., S.M.
Yao Hua Ooi
John J. Huss

AQR Risk Parity II HV Fund	John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Michael A. Mendelson, M.B.A., S.M.
Yao Hua Ooi
John J. Huss

AQR Style Premia Alternative Fund	Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.

AQR Style Premia Alternative LV Fund	Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.

The portfolio managers of each Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Funds’ overall investment strategy. Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and is co-head of research for its Global Stock Selection group, overseeing research and portfolio management. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and develops quantitative models for its Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

4

Jacques A. Friedman, M.S., is a Principal of the Adviser. Mr. Friedman joined the Adviser at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. He earned a B.S. in applied mathematics from Brown University and an M.S. in applied mathematics from the University of Washington.

Brian K. Hurst is a Principal of the Adviser. Mr. Hurst joined the Adviser in 1998 and is portfolio manager of its risk parity and managed futures strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999 and heads its Global Alternative Premia group, focusing on portfolio management and research. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and oversees research and portfolio management for macro, fixed-income and inflation-related strategies. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

Hoon Kim, Ph.D., M.B.A., CFA, is a Principal of the Adviser. Dr. Kim joined the Adviser in 2005 and develops quantitative models and oversees portfolio management for its Global Stock Selection team. Dr. Kim earned a B.A. in business administration from Yonsei University in South Korea and an M.B.A. and Ph.D. in business and accounting from Carnegie Mellon University. He is a CPA (in Korea) and a CFA charterholder,

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is portfolio manager of its risk parity strategies. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Jordan Brooks, Ph.D., M.A., is a Managing Director of the Adviser. Dr. Brooks joined the Adviser in August 2009 and is a portfolio manager within its Global Macro group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

John J. Huss is a Managing Director of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a portfolio manager for the firm’s World Allocation strategy where he focuses on macroeconomic and portfolio construction research for risk parity and other asset allocation strategies. Prior to rejoining the Adviser, where he first worked from 2004 to 2008, Mr. Huss was a vice president in RBC’s Global Arbitrage and Trading division and a systematic portfolio manager for Tudor Investment Corp. Mr. Huss earned a B.S. in mathematics from the Massachusetts Institute of Technology.

David Kupersmith, M.B.A., is a Managing Director of the Adviser. Mr. Kupersmith joined the Adviser in July 2011 and is a portfolio manager within its Global Macro group. Prior to joining the Adviser, Mr. Kupersmith was head trader at Third Wave Global Investors from April 2008 to June 2011. He earned a B.A. in history from Amherst College and an M.B.A. from Columbia Business School.

5

Ari Levine, M.S., is a Managing Director of the Adviser. Mr. Levine joined the Adviser in 2007 and oversees research and manages portfolios for its commodities and managed-futures strategies. Mr. Levine earned a B.S. in engineering, a B.S. in economics and an M.S. in engineering from the University of Pennsylvania.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

6

AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Class R6 Shares Prospectus dated May 1, 2015, as amended

(“Prospectus”), of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund,

AQR Global Macro Fund, AQR Long-Short Equity Fund and AQR Multi-Strategy

Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016:

●	the sub-section entitled “AQR Diversified Arbitrage Fund—Portfolio Managers” on page 7 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Jacques A. Friedman, M.S.	March 16, 2016	Principal of the Adviser

Ronen Israel, M.A.	January 15, 2009	Principal of the Adviser

Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser

Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser

●	the sub-section entitled “AQR Equity Market Neutral Fund—Portfolio Managers” on page 13 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

Andrea Frazzini, Ph.D., M.S.	October 7, 2014	Principal of the Adviser

Jacques A. Friedman, M.S.	October 7, 2014	Principal of the Adviser

Ronen Israel, M.A.	March 16, 2016	Principal of the Adviser

●	the sub-section entitled “AQR Global Macro Fund—Portfolio Managers” on page 21 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser

Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser

Jordan Brooks, Ph.D., M.A.	April 8, 2014	Managing Director of the Adviser

David Kupersmith, M.B.A.	April 8, 2014	Managing Director of the Adviser

● the sub-section entitled “AQR Long-Short Equity Fund—Portfolio Managers” on page 27 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

Andrea Frazzini, Ph.D., M.S.	July 16, 2013	Principal of the Adviser

Jacques A. Friedman, M.S.	July 16, 2013	Principal of the Adviser

Hoon Kim, Ph.D., M.B.A., CFA	March 16, 2016	Principal of the Adviser

● the sub-section entitled “AQR Multi-Strategy Alternative Fund—Portfolio Managers” on page 50 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Of the Adviser
John M. Liew, Ph.D., M.B.A.	July 18, 2011	Founding Principal of the Adviser

Jacques A. Friedman, M.S.	July 18, 2011	Principal of the Adviser

Ronen Israel, M.A.	July 18, 2011	Principal of the Adviser

Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser

Of the Sub-Adviser
Mark L. Mitchell, Ph.D.	July 18, 2011	Principal of the Sub-Adviser

Todd C. Pulvino, Ph.D., A.M., M.S.	July 18, 2011	Principal of the Sub-Adviser

●	the section entitled “Portfolio Managers of the Adviser” beginning on page 148 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Fund	Portfolio Managers

AQR Diversified Arbitrage Fund	Jacques A. Friedman, M.S.
Ronen Israel, M.A.

AQR Equity Market Neutral Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.

AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Michael Katz, Ph.D., A.M.
Jordan Brooks, Ph.D., M.A.
David Kupersmith, M.B.A.

AQR Long-Short Equity Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Hoon Kim, Ph.D., M.B.A., CFA

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Yao Hua Ooi
Ari Levine, M.S.

AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Yao Hua Ooi
Ari Levine, M.S.

AQR Multi-Strategy Alternative Fund	John M. Liew, Ph.D., M.B.A.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.

AQR Risk-Balanced Commodities Strategy Fund	Brian K. Hurst
Yao Hua Ooi
Ari Levine, M.S.

AQR Risk Parity Fund	John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Michael A. Mendelson, M.B.A., S.M.
Yao Hua Ooi
John J. Huss

Fund	Portfolio Managers

AQR Risk Parity II MV Fund	John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Michael A. Mendelson, M.B.A., S.M.
Yao Hua Ooi
John J. Huss

AQR Risk Parity II HV Fund	John M. Liew, Ph.D., M.B.A.
Brian K. Hurst
Michael A. Mendelson, M.B.A., S.M.
Yao Hua Ooi
John J. Huss

AQR Style Premia Alternative Fund	Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.

AQR Style Premia Alternative LV Fund	Andrea Frazzini, Ph.D., M.S.
Jacques A. Friedman, M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.

The portfolio managers of each Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Funds’ overall investment strategy. Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and is co-head of research for its Global Stock Selection group, overseeing research and portfolio management. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and develops quantitative models for its Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Jacques A. Friedman, M.S., is a Principal of the Adviser. Mr. Friedman joined the Adviser at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. He earned a B.S. in applied mathematics from Brown University and an M.S. in applied mathematics from the University of Washington.

Brian K. Hurst is a Principal of the Adviser. Mr. Hurst joined the Adviser in 1998 and is portfolio manager of its risk parity and managed futures strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999 and heads its Global Alternative Premia group, focusing on portfolio management and research. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and oversees research and portfolio management for macro, fixed-income and inflation-related strategies. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

Hoon Kim, Ph.D., M.B.A., CFA, is a Principal of the Adviser. Dr. Kim joined the Adviser in 2005 and develops quantitative models and oversees portfolio management for its Global Stock Selection team. Dr. Kim earned a B.A. in business administration from Yonsei University in South Korea and an M.B.A. and Ph.D. in business and accounting from Carnegie Mellon University. He is a CPA (in Korea) and a CFA charterholder,

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is portfolio manager of its risk parity strategies. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Jordan Brooks, Ph.D., M.A., is a Managing Director of the Adviser. Dr. Brooks joined the Adviser in August 2009 and is a portfolio manager within its Global Macro group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

John J. Huss is a Managing Director of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a portfolio manager for the firm’s World Allocation strategy where he focuses on macroeconomic and portfolio construction research for risk parity and other asset allocation strategies. Prior to rejoining the Adviser, where he first worked from 2004 to 2008, Mr. Huss was a vice president in RBC’s Global Arbitrage and Trading division and a systematic portfolio manager for Tudor Investment Corp. Mr. Huss earned a B.S. in mathematics from the Massachusetts Institute of Technology.

David Kupersmith, M.B.A., is a Managing Director of the Adviser. Mr. Kupersmith joined the Adviser in July 2011 and is a portfolio manager within its Global Macro group. Prior to joining the Adviser, Mr. Kupersmith was head trader at Third Wave Global Investors from April 2008 to June 2011. He earned a B.A. in history from Amherst College and an M.B.A. from Columbia Business School.

Ari Levine, M.S., is a Managing Director of the Adviser. Mr. Levine joined the Adviser in 2007 and oversees research and manages portfolios for its commodities and managed-futures strategies. Mr. Levine earned a B.S. in engineering, a B.S. in economics and an M.S. in engineering from the University of Pennsylvania.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Statement of Additional Information, dated May 1, 2015, as amended (“SAI”),

of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund,

AQR Long-Short Equity Fund and AQR Multi-Strategy Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016:

●

the sub-section entitled “Portfolio Manager Holdings” beginning on page 62 of the SAI, in the section of the SAI entitled “Investment Advisory and Other Services,” is hereby deleted and replaced in its entirety with the following:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2014, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michelle L. Aghassi, Ph.D.[1]	AQR Equity Market Neutral Fund	None
	AQR Long-Short Equity Fund	None
Clifford S. Asness, Ph.D., M.B.A.	AQR Managed Futures Strategy Fund	$100,001 - 500,000
	AQR Managed Futures Strategy HV Fund	$100,001 - 500,000
Jordan Brooks, Ph.D., M.A.	AQR Global Macro Fund	$10,001 - 50,000
Andrea Frazzini, Ph.D., M.S.	AQR Equity Market Neutral Fund	$10,001 - 50,000
	AQR Long-Short Equity Fund	$10,001 - 50,000
	AQR Style Premia Alternative Fund	$10,001 - 50,000
	AQR Style Premia Alternative LV Fund	None
Jacques A. Friedman, M.S.	AQR Diversified Arbitrage Fund[1]	None
	AQR Equity Market Neutral Fund	$50,001 - 100,000
	AQR Long-Short Equity Fund	$100,001 - 500,000
	AQR Multi-Strategy Alternative Fund	$50,001 - 100,000
	AQR Style Premia Alternative Fund	$50,001 - 100,000
	AQR Style Premia Alternative LV Fund	None
Brian K. Hurst	AQR Managed Futures Strategy Fund	$100,001 - 500,000
	AQR Managed Futures Strategy HV Fund	$100,001 - 500,000
	AQR Risk-Balanced Commodities Strategy Fund	$100,001 - 500,000
	AQR Risk Parity Fund	$100,001 - 500,000
	AQR Risk Parity II MV Fund	$100,001 - 500,000
	AQR Risk Parity II HV Fund	$100,001 - 500,000

1

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
John J. Huss[2]	AQR Risk Parity Fund	$10,001 - 50,000
	AQR Risk Parity II MV Fund	None
	AQR Risk Parity II HV Fund	$10,001 - 50,000
Ronen Israel, M.A.	AQR Diversified Arbitrage Fund	$50,001 - 100,000
	AQR Equity Market Neutral Fund[1]	None
	AQR Multi-Strategy Alternative Fund	$100,001 - 500,000
	AQR Style Premia Alternative Fund	$100,001 - 500,000
	AQR Style Premia Alternative LV Fund	None
Michael Katz, Ph.D., A.M.	AQR Global Macro Fund	$10,001 - 50,000
	AQR Multi-Strategy Alternative Fund[1]	None
	AQR Style Premia Alternative Fund	$10,001 - 50,000
	AQR Style Premia Alternative LV Fund	None
Hoon Kim, Ph.D., M.B.A., CFA[1]	AQR Long-Short Equity Fund	None
David Kupersmith, M.B.A.	AQR Global Macro Fund	$100,001 - 500,000
Ari Levine, M.S.	AQR Managed Futures Strategy Fund	$50,001 - 100,000
	AQR Managed Futures Strategy HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	$10,001 - 50,000
John M. Liew, Ph.D., M.B.A.	AQR Global Macro Fund	$500,001 - 1,000,000
	AQR Managed Futures Strategy Fund	$100,001 - 500,000
	AQR Managed Futures Strategy HV Fund	$100,001 - 500,000
	AQR Multi-Strategy Alternative Fund	$100,001 - 500,000
	AQR Risk Parity Fund	$100,001 - 500,000
	AQR Risk Parity II MV Fund	$100,001 - 500,000
	AQR Risk Parity II HV Fund	$500,001 - 1,000,000
Michael A. Mendelson, M.B.A, S.M.	AQR Risk Parity Fund	$50,001 - 100,000
	AQR Risk Parity II MV Fund	$100,001 - 500,000
	AQR Risk Parity II HV Fund	$100,001 - 500,000
Mark L. Mitchell, Ph.D.	AQR Diversified Arbitrage Fund	Over $1,000,000
	AQR Multi-Strategy Alternative Fund	None
Yao Hua Ooi	AQR Managed Futures Strategy Fund	$50,001 - 100,000
	AQR Managed Futures Strategy HV Fund	$10,001 - 50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001 - 50,000
	AQR Risk Parity Fund	$10,001 - 50,000
	AQR Risk Parity II MV Fund	$10,001 - 50,000
	AQR Risk Parity II HV Fund	$10,001 - 50,000
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001 - 500,000
	AQR Multi-Strategy Alternative Fund	None

[1]	Information is as of December 31, 2015.
[2]	Information is as of March 31, 2015.

2

●

the tables at the end of the sub-section entitled “Other Accounts Managed” on page 65 of the SAI, in the section of the SAI entitled “Investment Advisory and Other Services,” are hereby deleted and replaced in their entirety with the following:

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2014, unless otherwise noted:

	FUNDS MANAGED BY PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
PORTFOLIO MANAGER		REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
		# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michelle L. Aghassi, Ph.D.[1]	$6,594,178,329	2	$298,035,931	12	$4,552,879,067	6	$1,743,263,331
Clifford S. Asness, Ph.D., M.B.A.	$51,095,014,184	31	$12,169,546,652	37	$13,294,360,788	66	$25,631,106,744
Jordan Brooks, Ph.D., M.A.	$30,135,357	0	$—	1	$30,135,357	0	$—
Andrea Frazzini, Ph.D., M.S.	$11,582,754,110	16	$2,920,777,297	7	$2,209,652,727	17	$6,452,324,086
Jacques A. Friedman, M.S.	$62,606,139,441	31	$10,009,591,303	30	$10,379,678,520	97	$42,216,869,619
Brian K. Hurst	$45,186,556,298	8	$6,866,738,371	42	$27,141,946,398	21	$11,177,871,529
John J. Huss	$28,153,894,464	4	$6,532,677,971	21	$21,219,277,199	2	$401,939,294
Ronen Israel, M.A.	$48,812,861,671	24	$7,625,978,116	46	$18,367,096,726	56	$22,819,786,829
Michael Katz, Ph.D., A.M.	$3,944,342,250	0	$—	7	$2,237,764,787	4	$1,706,577,463
Hoon Kim, Ph.D., M.B.A., CFA[1]	$12,657,571,429	5	$629,996,592	11	$3,873,798,778	21	$8,153,776,068
David Kupersmith, M.B.A.	$268,591,811	0	$—	3	$268,591,811	0	$—
Ari Levine, M.S.	$16,777,309,774	4	$1,376,887,043	29	$13,675,887,350	5	$1,724,535,382
John M. Liew, Ph.D., M.B.A.	$28,839,597,735	13	$6,706,485,574	27	$9,490,342,017	28	$12,642,770,145
Michael A. Mendelson, M.B.A., S.M.	$25,981,538,268	3	$5,067,536,900	29	$20,614,244,262	1	$299,757,106
Mark L. Mitchell, Ph.D.	$3,631,186,538	1	$194,040,453	10	$3,437,146,085	0	$—
Yao Hua Ooi	$27,744,327,578	8	$6,866,738,371	33	$20,475,649,913	2	$401,939,294
Todd C. Pulvino, Ph.D., A.M., M.S.	$3,631,186,538	1	$194,040,453	10	$3,437,146,085	0	$—

	FUNDS MANAGED BY PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER		REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
		# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michelle L. Aghassi, Ph.D. [1]	$6,594,178,329	0	$—	7	$1,685,897,128	0	$—
Clifford S. Asness, Ph.D., M.B.A.	$51,095,014,184	0	$—	34	$12,660,746,374	22	$8,738,148,676
Jordan Brooks, Ph.D., M.A.	$30,135,357	0	$—	1	$30,135,357	0	$—
Andrea Frazzini, Ph.D., M.S.	$11,582,754,110	0	$—	5	$2,148,344,679	5	$1,092,888,526
Jacques A. Friedman, M.S.	$62,606,139,441	0	$—	26	$9,541,052,063	31	$12,445,254,362
Brian K. Hurst	$45,186,556,298	0	$—	37	$25,005,768,992	5	$3,987,338,357
John J. Huss	$28,153,894,464	0	$—	20	$20,623,657,706	1	$102,182,188
Ronen Israel, M.A.	$48,812,861,671	0	$—	41	$16,389,326,468	18	$8,123,485,710
Michael Katz, Ph.D., A.M.	$3,944,342,250	0	$—	6	$1,660,690,269	1	$492,818,664
Hoon Kim, Ph.D., M.B.A., CFA[1]	$12,657,571,429	0	$—	7	$1,854,705,317	4	$693,257,017
David Kupersmith, M.B.A.	$268,591,811	0	$—	3	$268,591,811	0	$—
Ari Levine, M.S.	$16,777,309,774	0	$—	28	$12,830,150,465	1	$137,565,707
John M. Liew, Ph.D., M.B.A.	$28,839,597,735	0	$—	24	$8,470,213,801	9	$4,602,001,322
Michael A. Mendelson, M.B.A., S.M.	$25,981,538,268	0	$—	23	$17,882,447,362	0	$—
Mark L. Mitchell, Ph.D.	$3,631,186,538	0	$—	9	$2,591,409,201	0	$—
Yao Hua Ooi	$27,744,327,578	0	$—	29	$18,969,501,727	1	$102,182,188
Todd C. Pulvino, Ph.D., A.M., M.S.	$3,631,186,538	0	$—	9	$2,591,409,201	0	$—

[1]	Information is as of December 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

3